                       [LETTERHEAD OF AST APPEARS HERE]

May 14, 1997

Dear Valued Client:

On May 13, 1997, the Allmerica Securities Trust (ALM) Board of Trustees declared a quarterly dividend of $.21 per share, payable June 30, 1997, to shareholders of record on May 31, 1997. For the 12 months ended March 31, 1997, the Trust paid dividends of $.86 per share, producing a current yield of 8.28%, based on the first-quarter closing price of $10.375. By comparison, the 10-year Treasury note yield was 6.90% on March 31, 1997.

--------------------------------------------------------------------------------

                        Allmerica Securities Trust Facts
                               At March 31, 1997
                 Market Value                         $10.375
                 Net Asset Value                      $11.192
                 Total Net Assets (000's)             $96,162
                 Shares Outstanding (000's)             8,592
                 * Net Investment Income Per Share      $0.21
                 * Increase/Decrease in
                   Per Share Value Resulting
                   from Investment Operations           $0.21
                 Total Returns at 3/31/97
                  Allmerica Securities Trust
                   Three Months                       (0.19)%
                   Twelve Months                        6.94%
                  Lehman Brothers Corporate
                   Bond Index
                   Three Months                       (1.01)%
                   Twelve Months                        4.96%

* For three months ended March 31, 1997
--------------------------------------------------------------------------------

First Quarter Review

The first quarter of 1997 was characterized by growing investor nervousness in both the fixed income and equity markets. The equity market made headlines as the S&P 500 traded to new highs through the first half of the period. But, as the quarter progressed, the fixed income markets took center stage, dominated by fears of a shift to a tighter monetary policy by the Federal Reserve.

In his February testimony before Congress, Federal Reserve Chairman Greenspan expressed concern about the continuing pace of economic expansion and discussed the "irrational exuberance" of the asset markets. The equity market retraced much of the year's gains in response. The fixed income market also reacted swiftly by forcing yields up one half of one percent, indicating that a tightening of policy at the next Federal Reserve meeting was a foregone conclusion. For the quarter, the bond market lost 0.56%, as measured by the Lehman Aggregate index.

Bolstering the argument in favor of a cautious policy stance was a slew of robust economic data released in the first quarter. Business activity remained strong, led by broad gains in final product demand. Retail sales and housing statistics remained above trend, with consumers' purchasing power well supported by continued job growth and income gains. Consumer confidence showed little sign of waning.

As the market scrutinized each economic statistic in the context of current monetary policy, it became clear that the Federal Reserve's current posture was not sufficiently restrictive. Neither the activity in the most interest rate sensitive sectors of the economy, nor the current appreciation in financial asset valuations were suggestive of a tight credit environment. In fact, housing demand had continued to rise, while equity and high yield bond prices moved to new highs. On March 25, 1997, the Federal Reserve ended its longest neutral policy stance by increasing the Federal funds rate target by one quarter of one percent to 5.50%. Historically, the Federal Reserve does not make just one policy adjustment during a cycle, so economic data and official commentary must be closely watched to judge the duration and magnitude of this more restrictive stance.

The corporate bond market once again outperformed U.S. Treasuries, adjusted for duration differences. For most of the first quarter, spreads continued to narrow from historically tight levels. Through February, not one sector of the corporate market failed to provide higher returns than Treasuries. However, by March, some sectors did give back a portion of those gains in reaction to the Federal Reserve policy tightening. Emerging markets and high yield debt suffered the most as a

--------------------------------------------------------------------------------
                          ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------

              SCHEDULE OF INVESTMENTS, March 31, 1997 (Unaudited)


                                                          Moody's
  Par Value                                               Ratings         Value
  ---------                                               -------         -----
CORPORATE NOTES AND BONDS - 75.36%

             Finance - 16.15%
$ 1,000,000  BCH Cayman Islands, Ltd.
             Yankee Subordinated Notes, Guaranteed
             6.50%, 02/15/06                                  A     $   929,849
  1,400,000  Capital One Financial Corp., Senior Notes
             7.25%, 12/01/03                                  Ba      1,339,969
  1,000,000  Cenfed Financial Corp.
             11.17%, 12/15/01 (A)                             Bb      1,060,000
  1,500,000  Colonial Capital, Series A, Guaranteed
             8.92%, 01/15/27 (A)                              NR      1,472,344
    975,000  Compass Trust, Series A, Guaranteed
             8.23%, 01/15/27                                  NR        944,373
    800,000  Conseco Finance Trust III
             8.80%, 04/01/27                                  Ba        792,982
  1,000,000  First Tennessee National Corp.
             Subordinated Notes
             6.75%, 11/15/05                                  A         947,625
    321,509  Jennifer Holding Corp.
             12.25%, 12/30/98 (B)                             NR        332,164
    781,524  Mack Trust, Inc.
             10.91%, 04/01/99 (B)                             NR        797,131
  1,000,000  Merita Bank, Ltd.,
             Yankee Subordinated Notes
             6.50%, 01/15/06                                  A         930,890
    683,581  Midland Funding Corp., Series C-91
             10.33%, 07/23/02                                 Ba        731,432
  1,000,000  Providian Capital, Series A, Guaranteed
             9.53%, 02/01/27 (A)                              Baa     1,016,231
  1,000,000  RHG Finance Corp., Guaranteed
             8.88%, 10/01/05                                  Ba      1,040,095
  1,000,000  Riggs Capital Trust
             8.63%, 12/31/26 (A)                              Baa       980,386
  1,000,000  St. George Bank, Ltd., Yankee Debenture
             7.15%, 10/15/05 (A)                              Baa       969,560
  1,250,000  Zions Institutional Capital Trust, Series A
             8.54%, 12/15/26 (A)                              A       1,246,517
                                                                     ----------
                                                                     15,531,548
                                                                     ----------

             Oil, Gas, and Petroleum - 12.55%
  2,000,000  ANR Pipeline Co., Debenture
             9.63%, 11/01/21                                  Baa     2,381,122
  1,000,000  Clark Oil & Refining Corp., Senior Notes
             9.50%, 09/15/04                                  Ba      1,010,000
  1,000,000  Georgia Gulf Corp.
             7.63%, 11/15/05                                  Ba        941,515
  1,000,000  Gulf Canada Resources, Ltd.,
             Yankee Senior Notes
             8.35%, 08/01/06                                  Ba      1,030,000
  1,450,000  Seagull Energy Corp., Senior Notes
             7.88%, 08/01/03                                  Ba      1,435,500
  1,250,000  Snyder Oil Corp., Subordinated Notes
             7.00%, 05/15/01                                  B       1,259,375
  1,250,000  Texas Eastern Transmission Corp.
             10.00%, 08/15/01                                 Baa     1,374,757
    600,000  Texas Utilities Electric Co., First Mortgage
             7.38%, 10/01/25                                  Baa       550,097
  1,000,000  Tosco Corp.
             7.00%, 07/15/00                                  Baa       994,908
  1,000,000  Valero Management Partnership, LP
             First Mortgage Notes, Series J
             10.02%, 03/15/07 (B)                             NR      1,093,710
                                                                     ----------
                                                                     12,070,984
                                                                     ----------
             Industrial - 11.13%
  2,000,000  Bethlehem Steel Corp., Senior Notes
             10.38%, 09/01/03                                 B       2,085,000
    950,000  Buckeye Cellulose Corp.,
             Senior Subordinated Notes
             9.25%, 09/15/08                                  Ba        961,875
  1,000,000  Homeside, Inc., Senior Notes
             11.25%, 05/15/03 (A)                             Ba      1,132,500
    500,000  McDermott (J. Ray) SA,
             Senior Subordinated Notes
             9.38%, 07/15/06                                  B         512,500
  1,000,000  RPM, Inc., Senior Notes
             7.00%, 06/15/05                                  Baa       963,942
  2,000,000  Usinor Sacilor, Senior Notes, Series A
             7.16%, 03/25/04 (B)                              NR      1,991,360
  2,000,000  USX-Marathon Group, Inc.
             8.88%, 09/15/97                                  Baa     2,024,388
  1,000,000  Westinghouse Electric Corp.
             8.88%, 06/01/01                                  Ba      1,037,217
                                                                     ----------
                                                                     10,708,782
                                                                     ----------

             Communications - 6.52%
    875,000  C-Tec Cable Systems, Inc.
             Senior Secured Notes
             9.65%, 09/01/99 (B)                              NR        902,335
  1,000,000  Continental Cablevision, Inc., Senior Notes
             8.50%, 09/15/01                                  Baa     1,045,205
    750,000  Continental Cablevision, Inc., Senior Notes
             8.30%, 05/15/06                                  Baa       776,447
    555,000  GTE Corp.
             8.75%, 11/01/21                                  A         614,196
    400,000  Kerrville Telephone Co.
             9.76%, 03/29/00 (B)                              NR        415,692
  1,850,000  TCI Communications, Inc., Senior Debenture
             7.88%, 02/15/26                                  Ba      1,614,576
  1,000,000  Viacom, Inc., Senior Debenture, Guaranteed
             7.63%, 01/15/16                                  Ba        898,489
                                                                     ----------
                                                                      6,266,940
                                                                     ----------

             Utilities - 5.87%
  1,500,000  Connecticut Light & Power Co.
             First Mortgage, Series 94D
             7.88%, 10/01/24                                  Baa     1,480,902
  1,332,000  North Atlantic Energy Corp.
             First Mortgage, Series A
             9.05%, 06/01/02                                  B       1,302,683
  1,270,000  Sithe/Independence Funding Corp., Series A
             9.00%, 12/30/13                                  Baa     1,313,371
  1,500,000  Texas-New Mexico Power Co.
             First Mortgage, Series U
             9.25%, 09/15/00                                  Ba      1,543,227
                                                                     ----------
                                                                      5,640,183
                                                                     ----------

--------------------------------------------------------------------------------
                          ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (continued)

                                                          Moody's
Par Value                                                 Ratings          Value
---------                                                 -------          -----
             Manufacturing - 4.46%
$ 1,160,000  Boise Cascade Corp.
             10.13%, 12/15/97                                 Baa    $ 1,189,575
  1,000,000  Fort Howard Corp., Senior Notes
             8.25%, 02/01/02                                  B          982,500
  1,000,000  Stone Container Corp., Senior Notes
             11.88%, 12/01/98                                 B        1,050,000
  1,000,000  Wyman-Gordon Co., Senior Notes
             10.75%, 03/15/03                                 Ba       1,067,500
                                                                     -----------
                                                                       4,289,575
                                                                     -----------
             Transportation - 4.04%
  1,000,000  AMR Corp., Debenture
             10.00%, 02/01/01                                 Baa      1,089,401
  1,437,275  Delta Airlines, Inc.
             9.23%, 07/02/02 (B)                              NR       1,476,024
    661,000  USAir, Inc., Equipment Trust, Series F
             10.30%, 01/15/00                                 B          663,618
    659,000  USAir, Inc., Equipment Trust, Series D
             10.30%, 01/15/00                                 B          661,610
                                                                     -----------
                                                                       3,890,653
                                                                     -----------

             Consumer Products - 3.73%
  1,000,000  Chiquita Brands International, Inc., Senior Notes
             9.13%, 03/01/04                                  B        1,002,500
  1,000,000  DiMon, Inc., Senior Notes, Series B
             8.88%, 06/01/06                                  Ba       1,016,520
  1,600,000  Ralston Purina Co., Debenture
             7.75%, 10/01/15                                  Baa      1,565,168
                                                                     -----------
                                                                       3,584,188
                                                                     -----------

             Merchandising and Retail - 3.27%
  1,000,000  Federated Department Stores, Inc., Senior Notes
             10.00%, 02/15/01                                 Ba       1,077,816
  1,000,000  Kroger Co., Senior Subordinated Notes
             10.00%, 05/01/99                                 Baa      1,046,133
  1,000,000  USG Corp., Senior Notes
             8.50%, 08/01/05                                  Ba       1,017,500
                                                                     -----------
                                                                       3,141,449
                                                                     -----------

             Securities Brokers, Dealers and Exchanges - 2.98%
  1,000,000  Donaldson Lufkin & Jenrette, Inc., Senior Notes
             6.88%, 11/01/05                                  Baa        950,198
  1,000,000  Jones (Edward D.) & Co., LP
             7.95%, 04/15/06 (B)                              NR         993,970
  1,000,000  Legg Mason, Inc., Senior Notes
             6.50%, 02/15/06                                  Baa        920,009
                                                                     -----------
                                                                       2,864,177
                                                                     -----------

             Health Care - 2.68%
  1,250,000  Allegiance Corp.
             7.30%, 10/15/06                                  Baa      1,220,727
  1,000,000  Tenet Healthcare Corp., Senior Notes
             9.63%, 09/01/02                                  Ba       1,062,500
    300,000  Tenet Healthcare Corp., Senior Subordinated Notes
             8.63%, 01/15/07                                  Ba         292,500
                                                                     -----------
                                                                       2,575,727
                                                                     -----------

             Printing and Publishing - 1.98%
  1,000,000  Time Warner, Inc., Debenture
             9.15%, 02/01/23                                  Ba       1,062,538
    850,000  Time Warner Entertainment Co., LP                Baa
             Senior Debenture
             8.38%, 03/15/23                                  Baa        840,189
                                                                     -----------
                                                                       1,902,727
                                                                     -----------
             Total Corporate Notes and Bonds                          72,466,933
             (Cost $72,056,847)                                      -----------

U.S. GOVERNMENT OBLIGATIONS - 11.98%

             U.S. Treasury Bonds - 6.62%
  6,150,000  7.25%, 05/15/16                                  Aa       6,171,143
    200,000  7.13%, 02/15/23                                  Aaa        197,376
                                                                     -----------
                                                                       6,368,519
                                                                     -----------

             U.S. Treasury Notes - 5.36%
  1,955,000  5.75%, 08/15/03                                  Aaa      1,844,421
  2,000,000  7.75%, 01/31/00                                  Aaa      2,057,500
  1,250,000  7.00%, 07/15/06                                  Aaa      1,252,344
                                                                     -----------
                                                                       5,154,265
                                                                     -----------
             Total U.S. Government Obligations                        11,522,784
             (Cost $12,093,396)                                      -----------

ASSET-BACKED SECURITIES - 8.03%

  1,000,000  American Airlines, Inc.
             Pass-Through Trust, Series 1991-C2
             9.73%, 09/29/14                                  A        1,119,220
    369,972  Eaglemark Trust
             Harley-Davidson, Series 1995-1
             6.80%, 12/15/01 (A)                              Aaa        371,474
    999,704  First Plus Home Loan Trust, Series 1996-2, Class A5
             7.47%, 02/20/11                                  NR       1,000,797
    636,200  Green Tree Financial Corp., Series 1995-A, Class A
             7.25%, 07/15/05                                  P          623,673
  1,000,000  National Auto Finance, Series 1996-1, Class A
             6.33%, 12/21/02                                  Aaa        991,250
  1,000,000  Premier Auto Trust, Series 1995-4, Class A4
             6.00%, 05/06/00                                  Aaa        996,250
    650,000  Resolution Trust Corp.,Series 1995-1
             Class A4C, CMO
             6.85%, 02/25/27                                  Aaa        635,781
  1,339,328  United Air Lines, Inc.
             Pass-Through Trust, Series 1991-B1
             9.30%, 03/22/08                                  Baa      1,435,117

--------------------------------------------------------------------------------
                          ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (continued)


                                                          Moody's
   Par Value                                              Ratings          Value
   ---------                                              -------          -----


ASSET-BACKED SECURITIES (continued)
$   85,643   Western Financial Grantor Trust, Series 1994-2
             Class A2
             6.38%, 09/01/99                                  Aaa    $    85,081
   468,300   Western Financial Grantor Trust
             Series 1995-2, Class A2
             7.10%, 07/01/00                                  Aaa        463,470
                                                                     -----------
             Total Asset-Backed Securities                             7,722,113
             (Cost $7,543,502)                                       -----------

FOREIGN BONDS (C) - 2.56%
   950,000   Republic of Colombia, Series E, MTN
             8.66%, 10/07/16 (A)                               Ba        980,875
 1,500,000   United Mexican States,
             Yankee Emerging Market Notes
             8.50%, 09/15/02                                   Ba      1,475,625
                                                                     -----------
             Total Foreign Bonds                                       2,456,500
             (Cost $2,131,580)                                       -----------


   Shares                                                                  Value
   ------                                                                  -----
INVESTMENT COMPANY - 0.97%
   936,297   State Street Bank & Trust Co.                           $   936,297
                                                                     -----------
             Total Investment Company                                    936,297
             (Cost $936,297)                                         -----------

Total Investments - 98.90%                                            95,104,627
(Cost $94,761,622)                                                   -----------

Net Other Assets and Liabilities - 1.10%                               1,057,524
                                                                     -----------
Net Assets - 100.00%                                                 $96,162,151
                                                                     ===========

------------------
(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 1997, these securities amounted to $9,229,887 or 9.60% of net assets.
(B) Restricted Securities - Represent ownership in private placement investments which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At March 31, 1997, these securities amounted to $8,002,386 or 8.32% of net assets.
(C)  U.S. currency denominated.
CMO  Collateralized Mortgage Obligation
MTN  Medium Term Note

                                Quality Ratings

                           [PIE CHART APPEARS HERE]

Baa                                 28%
Ba                                  26%
A                                    6%
Aaa                                 16%
Private Placements and Not Rated    13%
B and Bb.                           11%

Source: Moody's Investor Service

                           Security Diversification

                           [PIE CHART APPEARS HERE]

Foreign Bonds                        3%
Asset Backed Securities              8%
US Govt & Agency Obligations        12%
Corporate Notes & Bonds             75%
Cash Equivalents and Net Other
  Assets & liabilities               2%

Shareholder inquires regarding account information may be directed to:
                                    The Bank of New York
                                    Shareholder Relations Department -11E
                                    PO Box 11258
                                    Church Street Station
                                    New York, New York 10286
                                    1-800-432-8224

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                          March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments:
    Investments at cost............................................ $94,761,622
    Net unrealized appreciation (depreciation).....................     343,005
                                                                    -----------
    Total investments at value.....................................  95,104,627
  Receivable for investments sold..................................     799,375
  Interest and dividend receivables................................   1,760,969
                                                                    -----------
    Total Assets...................................................  97,664,971
                                                                    -----------
LIABILITIES:
  Payable for investments purchased................................     800,000
  Payable to custodian.............................................     517,666
  Advisory fee payable.............................................      40,759
  Accrued expenses and other payables..............................     144,395
                                                                    -----------
    Total Liabilities..............................................   1,502,820
                                                                    -----------

NET ASSETS......................................................... $96,162,151
                                                                    ===========
NET ASSETS consist of:
  Par value........................................................ $ 8,592,306
  Paid-in capital..................................................  88,551,952
  Undistributed (distribution in excess of
    net investment income..........................................      (4,493)
  Accumulated (distribution in excess of)
    net realized gain (loss) on investments sold...................  (1,320,619)
  Net unrealized appreciation (depreciation) of investments........     343,005
                                                                    -----------
TOTAL NET ASSETS................................................... $96,162,151
                                                                    ===========

Shares of beneficial interest outstanding..........................   8,592,306
                                                                    -----------
NET ASSET VALUE
  Per share........................................................ $    11.192
                                                                    ===========

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
             For the Three Months Ended March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest......................................................... $ 1,975,050
  Dividends........................................................      10,142
                                                                    -----------
    Total investment income........................................   1,985,192
                                                                    -----------
EXPENSES:
  Advisory.........................................................     123,138
  Custodian........................................................         825
  Fund accounting..................................................      10,428
  Transfer agent...................................................      49,378
  Legal............................................................         932
  Audit............................................................       1,692
  Non-interested trustees' compensation............................       2,502
  Reports to shareholders..........................................      22,194
  New York Stock Exchange..........................................       3,746
  Miscellaneous....................................................       3,145
                                                                    -----------
    Total expenses.................................................     217,980
                                                                    -----------
NET INVESTMENT INCOME..............................................   1,767,212
                                                                    -----------
NET REALIZED AND UNREALIZED
 GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) on investments sold......................    (150,782)
  Net change in unrealized appreciation
    (depreciation) of investments..................................  (1,785,366)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.............................................  (1,936,148)
                                                                    -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS.................................. $  (168,936)
                                                                    ===========

result of profit taking by "hot money" investors and mutual fund redemptions, respectively. At quarter end, Allmerica Securities Trust had thirty percent invested in domestic high yield and three percent invested in emerging markets debt.


[LINE GRAPH APPEARS HERE]

                 U.S. Treasury Yield Curves

                     12/31/96             3/31/97
 3 Months              5.19                5.31
 6 Months              5.30                5.53
12 Months              5.49                6.00
 2 Years               5.87                6.41
 3 Years               6.01                6.56
 5 Years               6.21                6.75
10 Years               6.42                6.91
30 Years               6.64                7.09


Despite a weakening in these two sectors, Allmerica Securities Trust outperformed the Lehman corporate bond index, a benchmark which contains only investment grade securities. Throughout the quarter, the Fund maintained a shorter duration than the benchmark. In addition, the Fund's investment grade holdings consisted primarily of BBB-rated securities which posted better returns than single A or higher rated issues.

Two areas of focus for the Fund are media companies and Trust Preferred issues. We believe companies such as Time Warner and TCI are stable to improving credits whose spreads will narrow over time. Exposure to the Trust Preferred market was increased during the quarter to approximately seven percent. New purchases included Colonial Bank and Compass Bank, two regional banks based in Alabama, a market which we believe is attractive to larger institutions seeking to expand in the South; and Conseco and Providian, two insurance companies. Trust Preferred issues continue to look undervalued relative to longer maturity industrials.

[BAR GRAPH APPEARS HERE]

Maturity Diversification

UNDER 3 YEARS            13%
    4-5 YEARS            14%
   5-10 YEARS            40%
  11-20 YEARS            16%
  21 AND OVER            17%

Looking ahead, the greatest uncertainty facing investment grade corporates is the magnitude of additional monetary policy action. Historically, Federal Reserve tightenings have hurt corporates for two reasons. First, higher interest rates increase the likelihood of a slowdown in the economy which, in turn, reduces corporate profitability. Second, the resulting flatter yield curve can cause spreads for corporates to widen. To continue to provide investors with higher absolute yields for assuming longer term credit risk, the incremental spread over Treasuries must rise with the maturity of the corporate bond. If the recent Federal Reserve move is perceived to be one of several, then it is likely that corporates could experience a period of underperformance. Yet, over the intermediate term, we continue to like the supply/demand picture of the corporate market and remain constructive on the sector.

Sincerely,

/s/ John F. O'Brien                        /s/ Richard M. Reilly
John F. O'Brien                            Richard M. Reilly
Chairman                                   President


                 [LOGO OF ALLMERICA FINANCIAL(R) APPEARS HERE]
                     440 Lincoln Street, Worcester, MA 01653


Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is executed by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

               [LETTERHEAD OF ALLMERICA FINANCIAL APPEARS HERE]




                                        June 9, 1997


VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  Allmerica Securities Trust
     File Nos. 2-46558; 811-2338


Dear Sir/Madam:

Pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, we are filing on behalf of the trust the quarterly report to shareholders for the first quarter of 1997.

If you have any questions regarding this filing, please contact me at (508) 855-4013.

Please provide an electronic confirmation as evidence of your receipt of this filing.


                                        Sincerely,


                                        /s/ George M. Boyd

                                        George M. Boyd, Esq.
                                        Secretary


GMB/pjd